Stockholders’ Equity and Regulatory Capital (Details) - USD ($)	1 Months Ended		12 Months Ended
	Aug. 31, 2024	Apr. 30, 2020	Jun. 30, 2025	Jun. 30, 2024
Stockholders’ Equity and Regulatory Capital [Line Items]
Percentage of housing-related finance			65.00%
Common equity tier 1 capital ratio	9.00%		16.83%
Tier one capital ratio of at least	11.00%		16.83%
Capital ratio of at least	12.00%		16.83%
Leverage ratio of at least	9.00%		9.97%
Average total consolidated assets (in Dollars)			$ 10,000,000,000
Percentage of leverage ratio		9.00%	9.00%
Percentage of transition temporary		8.00%
Percentage of temporary CBLR		9.00%
Percentage of minimum CBLR		8.50%
Percentage of common equity tier one risk-based capital ratio			6.50%
Percentage of tier one risk-based capital ratio			8.00%
Percentage of total risk-based capital ratio			10.00%
Percentage of tier one leverage ratio			5.00%
Percentage of CCB			2.50%
Dividends (in Dollars)			$ 0	$ 950,000
Maximum [Member]
Stockholders’ Equity and Regulatory Capital [Line Items]
Percentage of changes temporarily		9.00%
Minimum [Member]
Stockholders’ Equity and Regulatory Capital [Line Items]
Percentage of changes temporarily		8.00%